Document and Entity Information Document	Sep. 22, 2020
Written Communications	false
Amendment Flag	false
Entity File Number	1-11299
Document Type	8-K
Document Period End Date	Sep. 22, 2020
Entity Registrant Name	ENTERGY CORPORATION
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0000065984
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Security Exchange Name	NYSE
Trading Symbol	ETR
CHICAGO STOCK EXCHANGE, INC [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Security Exchange Name	CHX
Trading Symbol	ETR
Entergy Texas [Member]
Entity File Number	1-34360
Entity Registrant Name	ENTERGY TEXAS, INC.
Entity Tax Identification Number	61-1435798
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	10055 Grogans Mill Road
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Entity Central Index Key	0001427437
Entity Emerging Growth Company	false
Entergy Louisiana [Member]
Entity File Number	1-32718
Entity Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Entity Emerging Growth Company	false
Four Point Eight Seven Five Percent Series First Mortgage Bonds Due September Two Thousand Sixty Six [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Security Exchange Name	NYSE
Trading Symbol	ELC
Mortgage Bonds Five Point Two Five Percent Series Due July Two Thousand Fifty Two [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 5.25% Series due July 2052
Security Exchange Name	NYSE
Trading Symbol	ELJ
Mortgage Bonds Four Point Seven Percent Series Due June Two Thousand Sixty Three [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 4.70% Series due June 2063
Security Exchange Name	NYSE
Trading Symbol	ELU
Five Point Six Two Five Percent Series First Mortgage Bonds Due June Two Thousand Sixty Four [Member] | Entergy Texas [Member]
Title of 12(b) Security	Mortgage Bonds, 5.625% Series due June 2064
Security Exchange Name	NYSE
Trading Symbol	EZT
5.375% Series A Preferred Stock, Cumulative, No Par Value [Domain] | Entergy Texas [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	5.375% Series A Preferred Stock, Cumulative, No Par Value (Liquidation Value $25 Per Share)
Security Exchange Name	NYSE
Trading Symbol	ETI/PR